Condensed Consolidated Statements of Stockholders' Equity Deficit - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Deficit	Non-controlling interest	Series A Preferred Stock	Series B Preferred Stock
Beginning Balance at Dec. 31, 2012	$ 38,265	$ 564	$ 45,086		$ (7,385)
Beginning Balance Shares at Dec. 31, 2012		56,433,333
Net (loss) for the period	(66,823)				(66,823)
Ending Balance at Dec. 31, 2013	(28,558)	$ 564	$ 45,086		(74,208)
Ending Balance Shares at Dec. 31, 2013		56,433,333
Net (loss) for the period	(53,685)				(53,685)
Ending Balance (Unaudited Interim [Member]) at Dec. 31, 2014	(140,475)	$ 798,586		$ 17,807	(956,868)
Ending Balance at Dec. 31, 2014	(82,243)	$ 564	$ 45,086	$ 17,807	$ (127,893)
Ending Balance Shares at Dec. 31, 2014		56,433,333
Issuance of warrants | Unaudited Interim [Member]	148,125		148,125
Reverse acquisition by Papernuts Canada | Unaudited Interim [Member]	(72,277)	$ (797,525)	713,766	$ 18,826		$ (7,344)
Shares issued for services | Unaudited Interim [Member]	4,000	1	3,999
Proceeds of share subscriptions collected | Unaudited Interim [Member]	$ 345,000	12	344,988
Conversion of common shares | Unaudited Interim [Member]		$ (400)	$ 363				$ 27	$ 10
Net (loss) for the period | Unaudited Interim [Member]	$ (836,953)				$ (813,188)	(23,765)
Ending Balance (Unaudited Interim [Member]) at Sep. 30, 2015	$ (552,580)	$ 674	$ 1,211,241	$ 36,633	(1,770,056)	(31,109)	$ 27	$ 10
Ending Balance at Sep. 30, 2015		$ 674	$ 1,211,241	$ 36,633	$ (1,770,056)	$ (31,109)	$ 27	$ 10